Earnings Per Share (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Line Items]
Securities excluded from computation of earning per share	1,671,800	1,671,800	648,404